Subsequent Events	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Subsequent events
NOTE 22.	SUBSEQUENT EVENTS

Cablevision Dividend

On February 15, 2011, the Board of Directors of Cablevision declared a cash dividend of $0.125 per share payable on March 21, 2011 to stockholders of record on both its CNYG Class A common stock and CNYG Class B common stock as of February 28, 2011.

On February 15, 2011, Cablevision's Board of Directors authorized the repurchase of up to an additional $500,000 of CNYG Class A common stock.

Credit Facility Debt

In connection with the AMC Networks Distribution (see Note 1), AMC Networks issued senior notes and senior secured term loans under its new senior secured credit facility to the Company as partial consideration for the transfer of certain businesses to AMC Networks.  The Company exchanged the AMC Networks senior notes and senior secured term loans in satisfaction and discharge of $1,250,000 outstanding indebtedness under its restricted group revolving loan and extended revolving loan facilities.